Exhibit 99.1

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Collection Period	31-Aug-23	30/360 Days	30	Collection Period Start	1-Aug-23
Distribution Date	15-Sep-23	Actual/360 Days	31	Collection Period End	31-Aug-23
				Prior Month Settlement Date	15-Aug-23
				Current Month Settlement Date	15-Sep-23

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,405,095,871.07	144,906,375.33	132,772,060.54	0.097536
Yield Supplement Overcollaterization		43,835,194.41	2,020,753.26	1,805,194.48
Total Adjusted Pool Balance		1,361,260,676.66	142,885,622.07	130,966,866.06
Total Adjusted Securities		1,361,260,676.66	142,885,622.07	130,966,866.06	0.096210
Class A-1 Notes	0.21995%	254,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.47000%	420,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.18000%	50,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.55000%	470,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	0.71000%	106,000,000.00	81,624,945.41	69,706,189.40	0.657606
Certificates	0.00000%	61,260,676.66	61,260,676.66	61,260,676.66	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	11,918,756.01	48,294.76	112.4410944	0.4556109
Certificates	0.00	0.00	—	—

Total Securities	11,918,756.01	48,294.76

I. COLLECTIONS

Interest:
Interest Collections				408,445.94
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				408,445.94
Principal:
Principal Collections				12,055,608.67
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				12,055,608.67
Recoveries of Defaulted Receivables				108,517.35

Total Collections				12,572,571.96

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			22,244	142,885,622.07
Total Principal Payment				11,918,756.01

			20,191	130,966,866.06

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	12,572,571.96
Reserve Account Draw	0.00
Total Available for Distribution	12,572,571.96
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	120,755.31
Servicing Fee Paid	120,755.31
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	48,294.76
Class A-4 Notes Monthly Interest Paid	48,294.76
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		48,294.76
Total Note Monthly Interest Paid		48,294.76
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		12,403,521.89
4. Total Monthly Principal Paid on the Notes		11,918,756.01
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		11,918,756.01
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		484,765.88
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		484,765.88

V. RESERVE ACCOUNT

Initial Reserve Account Amount		13,612,606.77
Required Reserve Account Amount		13,612,606.77
Beginning Reserve Account Balance		13,612,606.77
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		13,612,606.77
Required Reserve Account Amount for Next Period		13,612,606.77

VI. POOL STATISTICS

Weighted Average Coupon		3.33%
Weighted Average Remaining Maturity		21.13

	Amount	Number
Principal on Defaulted Receivables	78,706.12	6
Principal Recoveries of Defaulted Receivables	108,517.35

Monthly Net Losses	(29,811.23)
Pool Balance at Beginning of Collection Period	144,906,375.33
Net Loss Ratio for Third Preceding Collection Period	0.21%
Net Loss Ratio for Second Preceding Collection Period	0.26%
Net Loss Ratio for Preceding Collection Period	-0.39%
Net Loss Ratio for Current Collection Period	-0.25%
Four-Month Average Net Loss Ratio	-0.04%
Cumulative Net Losses for all Periods	2,315,273.86

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,158,153.99	143	0.87%
61-90 Days Delinquent	265,066.02	27	0.20%
91-120 Days Delinquent	88,069.03	10	0.07%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,511,289.04	180	1.14%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.16%	0.11%
Delinquency Ratio for Second Preceding Collection Period	0.20%	0.12%
Delinquency Ratio for Preceding Collection Period	0.30%	0.18%
Delinquency Ratio for Current Collection Period	0.27%	0.18%
Four-Month Average Delinquency Ratio	0.23%	0.15%
60 Day Delinquent Receivables	412,253.96
Delinquency Percentage	0.31%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	599,949.52
Number of Extensions	63

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO